Long-Term Investments (Tables)	6 Months Ended
Mar. 31, 2023
Long-Term Investments [Abstract]
Schedule of Long-Term Investments	Long-term investments consisted of the following as of March 31, 2023 and September 30, 2022:
	March 31, 2023	September 30, 2022
Huashang Micro Finance Co.	$5,533,229	$5,341,956
Longwan Rural Commercial Bank	6,549,886	6,323,469
Wenzhou Longlian Development Co., Ltd	1,213,437	1,171,491
Total	$13,296,552	$12,836,916